Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Account Value		$ 20,599	$ 20,599	$ 20,599	$ 18,291	$ 15,460	$ 17,993	$ 14,294	$ 13,222	$ 11,001	$ 13,018	$ 11,283	$ 9,771	$ 10,000
Average Annual Return, Percent		12.61%	9.27%	7.49%
C000007612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 20,084	$ 20,084	$ 20,084	17,879	15,154	17,679	14,080	13,056	10,893	12,919	11,230	9,748	10,000
Average Annual Return, Percent		12.33%	9.00%	7.22%
C000007613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Stock Index Portfolio
Account Value		$ 22,250	$ 22,250	$ 22,250	20,610	17,861	21,429	16,988	15,355	12,564	13,803	12,280	9,767	10,000
Average Annual Return, Percent		7.96%	7.70%	8.33%
C000007614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Account Value		$ 40,740	$ 40,740	$ 40,740	32,400	20,324	37,908	33,568	19,755	15,701	15,857	11,117	10,616	10,000
Average Annual Return, Percent		25.74%	15.58%	15.08%
C000007615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 39,722	$ 39,722	$ 39,722	31,679	19,924	37,254	33,072	19,504	15,539	15,739	11,056	10,592	10,000
Average Annual Return, Percent		25.39%	15.29%	14.79%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Account Value	[1]	$ 34,237	$ 34,237	$ 34,237	27,388	21,690	26,483	20,578	17,380	13,221	13,826	11,350	10,139	10,000
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Account Value		$ 57,763	$ 57,763	$ 57,763	46,593	27,281	46,091	39,050	22,390	16,146	17,302	12,290	10,817	10,000
Average Annual Return, Percent		23.84%	20.83%	19.15%
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index (broad-based index)
Account Value	[2]	$ 33,322	$ 33,322	$ 33,322	26,884	21,427	26,060	20,288	17,205	13,144	13,830	11,417	10,101	10,000
Average Annual Return, Percent	[2],[3]	23.95%	14.13%	12.79%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value		$ 25,196	$ 25,196	$ 25,196	22,116	18,993	21,846	17,511	15,406	12,208	13,729	11,811	9,782	10,000
Average Annual Return, Percent		13.93%	10.34%	9.68%
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Account Value		$ 23,579	$ 23,579	$ 23,579	$ 21,693	$ 18,692	$ 22,279	$ 17,568	$ 15,786	$ 12,857	$ 14,048	$ 12,407	$ 9,803	$ 10,000
Average Annual Return, Percent		8.70%	8.36%	8.96%

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.
[3]	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective December 31, 2024.